Net Defined Benefit Liability (Asset) - Summary Of Sensitivity To Actuarial Assumptions Used In The Assessment Of Defined Benefit Obligation (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Discount rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	₩ (182,522)	₩ (137,355)
Discount rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	213,568	158,691
Future wage growth rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	214,942	160,663
Future wage growth rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	₩ (185,974)	₩ (141,355)